Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Cash And Cash Equivalents [Abstract]
Cash at bank	€ 4,422,045	€ 347,229
Deposits at call	197,016
Cash at bank	€ 4,619,061	€ 347,229